Chartered-in Vessels - Capital Lease Obligations - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended			36 Months Ended
	Sep. 30, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019	Dec. 31, 2021 vessel	Dec. 31, 2021 lease	Dec. 31, 2021
Capital Leased Assets [Line Items]
Number of lessors | lease							9
Time-charter hire expenses		$ 23,487	$ 23,564	$ 19,994
Other Nonoperating Income (Expense) [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Contract Termination				$ (1,400)
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels						2	9
Lease liability payment		1,600,000
Finance Lease, Liability, Undiscounted Excess Amount		$ 333,800
Finance Lease, Weighted Average Discount Rate, Percent								5.10%
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of lessors | lease							7
Minimum | LNG Carriers [Member]
Capital Leased Assets [Line Items]
Lease terms					7.5
Minimum | Torben Spirit [Member]
Capital Leased Assets [Line Items]
Lease terms	7.5 years
Maximum | LNG Carriers [Member]
Capital Leased Assets [Line Items]
Lease terms					15